UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-971

Fidelity Congress Street Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Congress Street Fund

March 31, 2008

1.814642.103

CST-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
CONSUMER STAPLES - 10.2%
Beverages - 6.3%
Anheuser-Busch Companies, Inc.	19,578	$ 928,976
The Coca-Cola Co.	52,183	3,176,379
		4,105,355
Food Products - 1.0%
Kraft Foods, Inc. Class A	21,195	657,257
Household Products - 1.7%
Colgate-Palmolive Co.	13,889	1,082,092
Tobacco - 1.2%
Altria Group, Inc.	36,409	808,280
TOTAL CONSUMER STAPLES		6,652,984
ENERGY - 15.9%
Oil, Gas & Consumable Fuels - 15.9%
Chevron Corp.	41,316	3,526,734
Exxon Mobil Corp.	80,775	6,831,951
		10,358,685
FINANCIALS - 2.9%
Diversified Financial Services - 2.7%
Citigroup, Inc.	51,399	1,100,967
JPMorgan Chase & Co.	14,652	629,303
		1,730,270
Insurance - 0.2%
The Travelers Companies, Inc.	3,053	146,086
TOTAL FINANCIALS		1,876,356
HEALTH CARE - 17.6%
Health Care Equipment & Supplies - 2.8%
Philip Morris International, Inc. (a)	36,409	1,841,567
Pharmaceuticals - 14.8%
Eli Lilly & Co.	10,307	531,738
Johnson & Johnson	73,752	4,784,292
Merck & Co., Inc.	29,272	1,110,872
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	43,330	$ 906,897
Wyeth	54,380	2,270,909
		9,604,708
TOTAL HEALTH CARE		11,446,275
INDUSTRIALS - 21.3%
Aerospace & Defense - 9.7%
The Boeing Co.	13,948	1,037,313
United Technologies Corp.	76,792	5,284,825
		6,322,138
Commercial Services & Supplies - 0.7%
Waste Management, Inc.	14,500	486,620
Industrial Conglomerates - 9.0%
General Electric Co.	158,200	5,854,982
Road & Rail - 1.9%
Union Pacific Corp.	9,660	1,211,171
TOTAL INDUSTRIALS		13,874,911
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 2.0%
Motorola, Inc.	138,934	1,292,086
Computers & Peripherals - 12.0%
Hewlett-Packard Co.	95,690	4,369,205
International Business Machines Corp.	29,934	3,446,601
		7,815,806
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	21,436	639,436
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	54,105	1,145,944
Verigy Ltd. (a)	2,624	49,436
		1,195,380
Software - 1.1%
Microsoft Corp.	24,730	701,837
TOTAL INFORMATION TECHNOLOGY		11,644,545
Common Stocks - continued
	Shares	Value
MATERIALS - 4.0%
Chemicals - 3.0%
Eastman Chemical Co.	7,389	$ 461,443
Monsanto Co.	13,096	1,460,204
		1,921,647
Paper & Forest Products - 1.0%
International Paper Co.	23,945	651,304
TOTAL MATERIALS		2,572,951
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.4%
Verizon Communications, Inc.	78,873	2,874,921
TOTAL COMMON STOCKS (Cost $12,151,179)		61,301,628
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 2.69% (b) (Cost $3,597,599)	3,597,599	3,597,599
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.46%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) # (Cost $39,000)	$ 39,002	39,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $15,787,778)		64,938,227
NET OTHER ASSETS - 0.2%		109,069
NET ASSETS - 100%		$ 65,047,296
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$39,000 due 4/01/08 at 1.46%
BNP Paribas Securities Corp.	$ 26,691
Barclays Capital, Inc.	91
Lehman Brothers, Inc.	12,218
$ 39,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,886
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 64,938,227	$ 64,899,227	$ 39,000	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $15,787,777. Net unrealized appreciation aggregated $49,150,450, of which $51,150,716 related to appreciated investment securities and $2,000,266 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Congress Street Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Congress Street Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008